Basis of Presentation and Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of weeks in fiscal year	364 days	364 days